Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-term Debt, Current and Noncurrent [Abstract]
Schedule Of Outstanding Long Term Debt Maturities

Year Ending December 31, (in millions)
2016	$—
2017	—
2018	500.0
2019	—
2020	750.0
After	1,500.0
Total (1)	$2,750.0

(1) This amount excludes unamortized discount of $3.8 million. The unamortized discount applicable to the Notes is being amortized over the weighted average life of the Notes.